Balance Sheet Detail (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expenses	$ 25,023	$ 34,954	$ 58,000	$ 42,000